Cash and cash equivalents (Reconciliation of Profit before Taxation to Cash Used in Operation) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Profit before taxation		¥ 2,721,086	¥ 590,778	¥ 2,656,128
Adjustment items:
Interest income from time deposits with maturity more than 3 months		(424,696)	(339,505)	(398,176)
Share of profit of investments accounted for using the equity method		(874,285)	(724,740)	(972,593)
Losses on disposal of subsidiaries		0	0	60,951
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges		(18,846)	376	12,315
Gains from structured deposits	[1]	(97,921)	(114,283)	(85,444)
Losses on sale of FVOCI		4,685	9,513	19,513
Interest expense		94,186	64,169	53,784
Foreign exchange (gains) /losses		1,861	5,514	(18,571)
Depreciation of property, plant and equipment		1,621,459	1,553,039	1,507,804
Depreciation of investment property		15,325	15,184	14,694
Depreciation of right-of-use assets		34,307	32,653	101,998
Amortization of other non-current assets		294,617	226,263	214,292
Impairment loss on property, plant and equipment		587,622	87,570	486
Impairment loss on investment accounted for using the equity method		28,392	0	0
(Gains)/losses on disposal of property, plant and equipment and other long-term assets-net		(48,671)	1,212	(158,551)
Profit on operation before change of working capital		3,939,121	1,407,743	3,008,630
Decrease/(Increase) in inventories		(2,034,779)	2,865,687	1,366,441
(Increase)/decrease in operation receivables		49,586	308,333	(92,354)
Decrease in operation payables		(70,235)	(1,008,800)	(487,877)
Increase/(decrease) in balances to related parties - net		2,527,960	(1,577,876)	1,860,836
Cash generated from operating activities		¥ 4,411,653	¥ 1,995,087	¥ 5,655,676

[1]	Structured deposits are financial products issued by banks, return of which are linked to the performance of the embedded index, like foreign exchange rate, interest rate and etc..